UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 521 East Morehead St Suite 510
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		02/02/2011
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    101

Form 13F Information Table Value Total:  $217,694
	-----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  VALUE  SHRS OR SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP   (x$1000PRN AMT PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  OTHER
A F L A C Inc           COM            001055102  2245   39,785 SH               SOLE        N/A     39,785
Amedisys Inc            COM            023436108  1559   46,540 SH               SOLE        N/A     46,540
Amern Shared Hosp Svcs  COM            029595105  85     30,000 SH               SOLE        N/A     30,000
Amerigas Propane        COM            030975106  2040   41,800 SH               SOLE        N/A     41,800
Auto Data Processing    COM            053015103  3241   70,035 SH               SOLE        N/A     70,035
BB&T Corporation        COM            054937107  607    23,090 SH               SOLE        N/A     23,090
Becton Dickinson & Co   COM            075887109  2866   33,904 SH               SOLE        N/A     33,904
Berkshire Hathaway Cl A CL A           084670108  1445   12     SH               SOLE        N/A     12
Berkshire Hathaway Cl B CL B           084670702  252    3,150  SH               SOLE        N/A     3,150
Best Buy Company Inc.   COM            086516101  2061   60,095 SH               SOLE        N/A     60,095
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  471    7,050  SH               SOLE        N/A     7,050
C V S Corporation       COM            126650100  3043   87,514 SH               SOLE        N/A     87,514
Cousins Properties      COM            126650100  334    40,096 SH               SOLE        N/A     40,096
Celgene Corp            COM            151020104  657    11,110 SH               SOLE        N/A     11,110
Chevrontexaco Corp      COM            166764100  3474   38,072 SH               SOLE        N/A     38,072
Chubb                   COM            171232101  2281   38,247 SH               SOLE        N/A     38,247
Church & Dwight Co Inc  COM            171340102  1872   27,125 SH               SOLE        N/A     27,125
Clorox Company          COM            189054109  2630   41,563 SH               SOLE        N/A     41,563
Coca Cola               COM            191216100  958    14,573 SH               SOLE        N/A     14,573
Columbia Banking SystemsCOM            197236102  553    26,250 SH               SOLE        N/A     26,250
Duncan Energy Ptnrs Lp  COM UNITS      265026104  3921   122,200SH               SOLE        N/A     122,200
Emerson Electric Co.    COM            291011104  3429   59,972 SH               SOLE        N/A     59,972
Enterprise Prd Prtnrs LpCOM            293792107  6463   155,314SH               SOLE        N/A     155,314
Equitable Resources Inc SH BEN INT     294549100  269    6,000  SH               SOLE        N/A     6,000
Ferrellgas Partners     UNIT LTD PART  315293100  2469   96,400 SH               SOLE        N/A     96,400
Fiserv Inc              COM            337738108  2726   46,550 SH               SOLE        N/A     46,550
Fluor Corporation       COM            343412102  3688   55,655 SH               SOLE        N/A     55,655
Franklin Resources Inc  COM            354613101  1529   13,750 SH               SOLE        N/A     13,750
General Dynamics Corp   COM            369550108  3239   45,640 SH               SOLE        N/A     45,640
General Electric        COM            369604103  668    36,549 SH               SOLE        N/A     36,549
Halliburton Company     COM            406216101  3043   74,539 SH               SOLE        N/A     74,539
Hewlett-Packard Company COM            428236103  2540   60,323 SH               SOLE        N/A     60,323
Honeywell               COM            438516106  2024   38,079 SH               SOLE        N/A     38,079
Intl Business Machine   COM            459200101  216    1,470  SH               SOLE        N/A     1,470
Intuit Inc              COM            461202103  2498   50,665 SH               SOLE        N/A     50,665
Ishare S&P 500          UNIT SER 1     464287200  1421   11,253 SH               SOLE        N/A     11,253
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234  1461   30,660 SH               SOLE        N/A     30,660
Ishares GS Corp. Bond   IBOXX INV CPBD 464287242  219    2,017  SH               SOLE        N/A     2,017
Ishares Latin Amer.     S&P LTN AM 40  464287390  3863   71,730 SH               SOLE        N/A     71,730
Ishares International EAMSCI EAFE IDX  464287465  428    7,347  SH               SOLE        N/A     7,347
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  2594   28,600 SH               SOLE        N/A     28,600
S&P Small Cap 600       S&P SMLCAP 600 464287804  2988   43,642 SH               SOLE        N/A     43,642
Ishares All Country AsiaMSCI ACJPN IDX 464288182  4943   77,600 SH               SOLE        N/A     77,600
Ishares Intermediate CorLEHMAN INTER C 464288638  970    9,225  SH               SOLE        N/A     9,225
Ishares Lehman Short BonBARCLYS 1-3YR C464288646  10827  103,830SH               SOLE        N/A     103,830
Johnson & Johnson       COM            478160104  3749   60,621 SH               SOLE        N/A     60,621
Kimberly Clark          COM            494368103  1336   21,195 SH               SOLE        N/A     21,195
Kinder Morgan Energy Lp UNIT LTD PART  494550106  222    3,155  SH               SOLE        N/A     3,155
Lowes Companies         COM            548661107  1910   76,137 SH               SOLE        N/A     76,137
Lubrizol Corporation    COM            549271104  1574   14,730 SH               SOLE        N/A     14,730
Magellan Midstream PartnCOM UNIT RP LP 559080106  4184   74,050 SH               SOLE        N/A     74,050
Marathon Oil Group      COM            565849106  2863   77,313 SH               SOLE        N/A     77,313
McGraw-Hill Cos         COM            580645109  950    26,090 SH               SOLE        N/A     26,090
Microsoft Corp          COM            594918104  3273   117,264SH               SOLE        N/A     117,264
Mylan Labs.             COM            628530107  3387   160,299SH               SOLE        N/A     160,299
PAA Natural Gas Storage COM UNIT LTD   693139107  1214   48,698 SH               SOLE        N/A     48,698
Pepsico Inc.            COM            713448108  3130   47,910 SH               SOLE        N/A     47,910
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  4941   78,692 SH               SOLE        N/A     78,692
Plum Creek Timber       COM            729251108  2902   77,495 SH               SOLE        N/A     77,495
Point 360 New           COM            730507100  10     11,000 SH               SOLE        N/A     11,000
Procter & Gamble Co     COM            742718109  334    5,199  SH               SOLE        N/A     5,199
Qualcomm Inc            COM            747525103  2115   42,735 SH               SOLE        N/A     42,735
Realty Income           COM            756109104  2517   73,600 SH               SOLE        N/A     73,600
Royal Bk Cda Montreal   COM            780087102  284    5,418  SH               SOLE        N/A     5,418
Schlumberger            COM            806857108  335    4,017  SH               SOLE        N/A     4,017
Staples Inc             COM            855030102  2446   107,411SH               SOLE        N/A     107,411
Suburban Propane        UNIT LTD PART  864482104  3741   66,695 SH               SOLE        N/A     66,695
Templeton Global Incm FdCOM            880198106  2310   215,870SH               SOLE        N/A     215,870
Thermo Fisher ScientificCOM            883556102  448    8,086  SH               SOLE        N/A     8,086
United Technologies CorpCOM            913017109  295    3,743  SH               SOLE        N/A     3,743
Vanguard Emerging MarketEMR MKT ETF    922042858  3611   75,007 SH               SOLE        N/A     75,007
Wells Fargo & Company   COM            949746101  449    14,474 SH               SOLE        N/A     14,474
Target Corporation      COM            87612E106  2811   46,749 SH               SOLE        N/A     46,749
Compass Minerals Intl   COM            20451N101  435    4,875  SH               SOLE        N/A     4,875
Conocophillips          COM            20825C104  4040   59,324 SH               SOLE        N/A     59,324
Dominion Resources Inc. COM            25746U109  465    10,890 SH               SOLE        N/A     10,890
Duke                    COM            26441C105  301    16,922 SH               SOLE        N/A     16,922
Enbridge Energy         COM            29250R106  4329   69,395 SH               SOLE        N/A     69,395
Energy Transfer PartnersUNIT LTD PARTN 29273R109  4723   91,135 SH               SOLE        N/A     91,135
Energy Transfer Equity  COM UT LTD PTN 29273V100  1129   28,900 SH               SOLE        N/A     28,900
Entergy Corp.           COM            29364G103  644    9,088  SH               SOLE        N/A     9,088
Exxon-Mobil             COM            30231G102  1265   17,303 SH               SOLE        N/A     17,303
Global Payments Inc     COM            37940X102  4037   87,352 SH               SOLE        N/A     87,352
MLP Index ETN- J.P. MorgALERIAN ML ETN 46625H365  2119   58,304 SH               SOLE        N/A     58,304
Kinder Morgan Mgmt Llc  SHS            49455U100  283    4,230  SH               SOLE        N/A     4,230
Lab Cp Of Amer Hldg New COM            50540R409  3407   38,750 SH               SOLE        N/A     38,750
Monsanto Co             COM            61166W101  213    3,065  SH               SOLE        N/A     3,065
Nustar Energy, LP       UNIT COM       67058H102  5003   72,005 SH               SOLE        N/A     72,005
Oneok Partners Lp       UNIT LTD PARTN 68268N103  3794   47,725 SH               SOLE        N/A     47,725
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  970    22,045 SH               SOLE        N/A     22,045
PowerShares High DividenHI YLD EQ DVDN 73935X302  1028   116,060SH               SOLE        N/A     116,060
Powershs RAFI US 1000   FTSE RAFI 1000 73935X583  886    15,830 SH               SOLE        N/A     15,830
S P D R -S&P 500        UNIT SER 1     78462F103  4038   32,109 SH               SOLE        N/A     32,109
Spdr Gold TRUST         GOLD SHS       78463V107  271    1,956  SH               SOLE        N/A     1,956
Sunoco Logistics PartnerCOM UNITS      86764L108  2637   31,550 SH               SOLE        N/A     31,550
Targa Resources PartnersCOM UNIT       87611X105  3564   104,956SH               SOLE        N/A     104,956
United Community Bks IncCAP STK        90984P105  25     12,672 SH               SOLE        N/A     12,672
Zimmer Holdings Inc     COM            98956P102  1079   20,095 SH               SOLE        N/A     20,095
Ingersoll Rand Co       CL A           G4776G101  3152   66,927 SH               SOLE        N/A     66,927
Noble Corp              SHS            G65422100  3145   87,920 SH               SOLE        N/A     87,920
Willis Group Holdings   SHS            G96655108  2261   65,280 SH               SOLE        N/A     65,280

Total                                             217,694